Pay vs Performance Disclosure		12 Months Ended
		Dec. 29, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. For more information, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

			Average Summary Compensation Table Total for non-CEO NEOs(3) ($)(d)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)(e)	Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for CEO(1) ($)(b)	Compensation Actually Paid to CEO(2) ($)(c)			Company TSR(5) ($)(f)	Peer Group Total Shareholder Return(6) ($)(g)	Net Income (Loss)(7) ($)(h)	Company-Selected Performance Measure: Adj. EPS(8) ($)(i)
2023	12,659,920	15,968,454	3,017,505	3,602,870	190.41	175.48	(261,000,000)	2.91
2022	12,617,035	16,957,757	2,943,662	3,716,852	179.76	143.37	192,000,000	2.71
2021	12,024,347	22,501,119	2,595,828	3,781,778	160.59	131.27	35,000,000	2.43
2020	9,864,381	9,222,322	2,218,991	2,138,848	103.16	103.14	(42,000,000)	1.74

(1)	The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 77.

(2)	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards(a) ($)	Equity award adjustments(b) ($)	Reported change in the actuarial present value of pension benefits(c) ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)
2023	12,659,920	(4,630,378)	7,938,912	—	—	15,968,454
2022	12,617,035	(4,641,028)	8,981,750	—	—	16,957,757
2021	12,024,347	(4,256,264)	14,733,036	—	—	22,501,119
2020	9,864,381	(3,614,585)	2,972,526	—	—	9,222,322
(a)	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	5,608,767	2,118,155	—	163,948	—	48,042	7,938,912
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036
2020	4,852,517	(1,404,632)	—	(551,461)	—	76,102	2,972,526
(c)	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.

(3)	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Messrs. Bright, Ibrahim, and Sopp and Ms. Myles; (ii) for 2021, Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson; and (iii) for 2020, Messrs. Bright, Ibrahim, and Sopp and Ms. Akerson.
(4)	The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:

Year	Average reported Summary Compensation Table total for non-CEO named executive officers ($)	Average reported value of equity awards(a) ($)	Average equity award adjustments(b) ($)	Average reported change in the actuarial present value of pension benefits(c) ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)
2023	3,017,505	(750,463)	1,335,828	—	—	3,602,870
2022	2,943,662	(762,467)	1,535,657	—	—	3,716,852
2021	2,595,828	(721,882)	1,907,832	—	—	3,781,778
2020	2,218,991	(628,951)	548,808	—	—	2,138,848
(a)	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the named executive officers as a group (excluding Mr. Bradie).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-end fair value of equity awards granted in year ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2023	909,059	362,354	—	56,203	—	8,212	1,335,828
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832
2020	844,368	(213,742)	—	(93,908)	—	12,090	548,808
(c)	Our Named Executive Officers do not participate in any KBR-sponsored defined benefit or actuarial pension plans.

(5)	Cumulative total shareholder return (“TSR”) is the cumulative TSR on shares of our common stock assuming an investment of $100 on December 31, 2019, and reinvestment of all dividends.
(6)	The peer group used for this purpose is the Peer Group used by the Company for benchmarking purposes as discussed in the “Compensation Discussion and Analysis” section of this proxy statement. Peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including December 29, 2023. TSR calculations reflect reinvestment of dividends.
The 2023 Peer Group is composed of the following companies: BAE Systems plc, Booz Allen Hamilton Holding Corporation, CACI International Inc., Conduent Incorporated, Dover Corporation, Flowserve Corporation, Fluor Corporation, Gartner, Inc., Hubbell Incorporated, Huntington Ingalls Industries, Inc., Jacobs Solutions Inc., L3Harris Technologies, Inc., Leidos Holdings, Inc., ManTech International Corporation, Parsons Corporation, Science Applications International Corporation, Teradata Corporation, Tetra Tech, Inc., Textron Inc., and The Timken Company. ManTech International Corporation, which was a constituent of our 2023 Peer Group, was taken private and ceased being publicly traded in September 2022, and it therefore has been excluded in determining our peer group TSR for 2022 and 2023.
The 2023 Peer Group differs from the 2022 peer group. The 2023 Peer Group includes the following new companies: BAE Systems plc, Conduent Incorporated, Dover Corporation, Flowserve Corporation, Gartner, Inc., Hubbell Incorporated, Huntington Ingalls Industries, Inc., L3Harris Technologies, Inc., Teradata Corporation, Tetra Tech, Inc., Textron Inc., and The Timken Company; these companies were added to the peer group to increase the number of companies used for benchmarking. The peer group selection criteria and an additional description of the changes are set forth on page 58 of the proxy. If the peer group TSR results had been calculated based on the 2022 peer group, the peer group TSR for 2020, 2021, 2022, and 2023 would have been $111.23, $116.79, $134.55, and $154.20, respectively.
(7)	The amounts reported represent the amount of GAAP net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)	Adjusted EPS or adjusted earnings per share is a non-GAAP financial measure. See the section titled “Non-GAAP Financial Information” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to the most directly comparable GAAP measure.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1)	The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 77.

(3)	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Messrs. Bright, Ibrahim, and Sopp and Ms. Myles; (ii) for 2021, Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson; and (iii) for 2020, Messrs. Bright, Ibrahim, and Sopp and Ms. Akerson.

Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is the Peer Group used by the Company for benchmarking purposes as discussed in the “Compensation Discussion and Analysis” section of this proxy statement. Peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including December 29, 2023. TSR calculations reflect reinvestment of dividends.
PEO Total Compensation Amount	[1]	$ 12,659,920	$ 12,617,035	$ 12,024,347	$ 9,864,381
PEO Actually Paid Compensation Amount	[2]	$ 15,968,454	16,957,757	22,501,119	9,222,322
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards(a) ($)	Equity award adjustments(b) ($)	Reported change in the actuarial present value of pension benefits(c) ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)
2023	12,659,920	(4,630,378)	7,938,912	—	—	15,968,454
2022	12,617,035	(4,641,028)	8,981,750	—	—	16,957,757
2021	12,024,347	(4,256,264)	14,733,036	—	—	22,501,119
2020	9,864,381	(3,614,585)	2,972,526	—	—	9,222,322
(a)	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2023	5,608,767	2,118,155	—	163,948	—	48,042	7,938,912
2022	5,553,263	3,224,991	—	131,229	—	72,267	8,981,750
2021	8,574,868	6,082,602	—	7,120	—	68,446	14,733,036
2020	4,852,517	(1,404,632)	—	(551,461)	—	76,102	2,972,526
(c)	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 3,017,505	2,943,662	2,595,828	2,218,991
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 3,602,870	3,716,852	3,781,778	2,138,848
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average reported Summary Compensation Table total for non-CEO named executive officers ($)	Average reported value of equity awards(a) ($)	Average equity award adjustments(b) ($)	Average reported change in the actuarial present value of pension benefits(c) ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)
2023	3,017,505	(750,463)	1,335,828	—	—	3,602,870
2022	2,943,662	(762,467)	1,535,657	—	—	3,716,852
2021	2,595,828	(721,882)	1,907,832	—	—	3,781,778
2020	2,218,991	(628,951)	548,808	—	—	2,138,848
(a)	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the named executive officers as a group (excluding Mr. Bradie).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-end fair value of equity awards granted in year ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2023	909,059	362,354	—	56,203	—	8,212	1,335,828
2022	912,352	605,404	—	7,066	—	10,835	1,535,657
2021	1,239,559	802,342	—	2,557	(147,871)	11,245	1,907,832
2020	844,368	(213,742)	—	(93,908)	—	12,090	548,808
(c)	Our Named Executive Officers do not participate in any KBR-sponsored defined benefit or actuarial pension plans.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Important Financial Performance Measures

For 2023, the most important financial performance measures (including the Company-Selected Measure) that we used to link executive compensation actually paid to the NEOs to our performance, which are the performance metrics the Committee chose for our short-term and long-term incentive plans and are described in more detail in the ” Compensation Discussion and Analysis” section of this proxy statement, are as follows, listed on an unranked basis:

•	Adjusted EPS
•	Adjusted OCF
•	Relative TSR
•	Book-to-bill
•	Sustainability

Total Shareholder Return Amount	[5]	$ 190.41	179.76	160.59	103.16
Peer Group Total Shareholder Return Amount	[6]	175.48	143.37	131.27	103.14
Net Income (Loss) Attributable to Parent	[7]	$ (261,000,000)	$ 192,000,000	$ 35,000,000	$ (42,000,000)
Company Selected Measure Amount | $ / shares	[8]	2.91	2.71	2.43	1.74
PEO Name		Mr. Bradie	Mr. Bradie	Mr. Bradie	Mr. Bradie
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Non-GAAP Measure Description [Text Block]		Adjusted EPS or adjusted earnings per share is a non-GAAP financial measure. See the section titled “Non-GAAP Financial Information” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted OCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Book-to-bill
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Sustainability
PEO [Member] | Reported value of equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (4,630,378)	$ (4,641,028)	$ (4,256,264)	$ (3,614,585)
PEO [Member] | Equity award adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	7,938,912	8,981,750	14,733,036	2,972,526
PEO [Member] | Reported change in the actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
PEO [Member] | Pension benefit adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year-end fair value of equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,608,767	5,553,263	8,574,868	4,852,517
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,118,155	3,224,991	6,082,602	(1,404,632)
PEO [Member] | Fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		163,948	131,229	7,120	(551,461)
PEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,042	72,267	68,446	76,102
Non-PEO NEO [Member] | Average reported value of equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(750,463)	(762,467)	(721,882)	(628,951)
Non-PEO NEO [Member] | Average equity award adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	1,335,828	1,535,657	1,907,832	548,808
Non-PEO NEO [Member] | Average reported change in the actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]
Non-PEO NEO [Member] | Average pension benefit adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Year-end fair value of equity awards granted in year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		909,059	912,352	1,239,559	844,368
Non-PEO NEO [Member] | Year over year average change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		362,354	605,404	802,342	(213,742)
Non-PEO NEO [Member] | Average fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year over year average change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,203	7,066	2,557	(93,908)
Non-PEO NEO [Member] | Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(147,871)
Non-PEO NEO [Member] | Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 8,212	$ 10,835	$ 11,245	$ 12,090

[1]	The amounts in this column are the amounts of total compensation reported for Mr. Bradie for each corresponding year in the “Total” column of the Summary Compensation Table on page 77.
[2]	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Bradie, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bradie during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Bradie’s total compensation for each year to determine the “Compensation Actually Paid”:
[3]	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Bradie) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Bradie) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2023, Messrs. Bright, Ibrahim, and Sopp and Ms. Myles; (ii) for 2021, Messrs. Bright, Ibrahim, Kelly, and Sopp and Ms. Akerson; and (iii) for 2020, Messrs. Bright, Ibrahim, and Sopp and Ms. Akerson.
[4]	The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Bradie), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Bradie) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Bradie) for each year to determine the “Compensation Actually Paid,” using the same methodology described above in Note 2:
[5]	Cumulative total shareholder return (“TSR”) is the cumulative TSR on shares of our common stock assuming an investment of $100 on December 31, 2019, and reinvestment of all dividends.
[6]	The peer group used for this purpose is the Peer Group used by the Company for benchmarking purposes as discussed in the “Compensation Discussion and Analysis” section of this proxy statement. Peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including December 29, 2023. TSR calculations reflect reinvestment of dividends.
[7]	The amounts reported represent the amount of GAAP net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[8]	Adjusted EPS or adjusted earnings per share is a non-GAAP financial measure. See the section titled “Non-GAAP Financial Information” at the end of this proxy statement for further information, including reconciliation of adjusted EPS to the most directly comparable GAAP measure.
[9]	This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	Mr. Bradie does not participate in any KBR-sponsored defined benefit or actuarial pension plans.
[12]	This column reflects the average grant date fair value of equity awards, which are the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, for the named executive officers as a group (excluding Mr. Bradie).
[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[14]	Our Named Executive Officers do not participate in any KBR-sponsored defined benefit or actuarial pension plans.